Business Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Percentages Revenue	57.00%	55.00%	57.00%
Aggregate revenue as a percentage of total revenue from largest one client		10.00%	11.00%
Aggregate revenue as a percentage of total revenue from no client	More than 10%
Foreign currency exchange rate of west corporation or any of its subsidiaries	$ (3.5)	$ 4.2	$ (2.8)
Other Foreign Countries
Segment Reporting Information [Line Items]
Aggregate revenue as a percentage of total revenue from largest one client	10.00%	10.00%	10.00%
Platform-Based Services
Segment Reporting Information [Line Items]
Revenue from platform-based services	$ 1,886.5	$ 1,759.0	$ 1,619.9